TAXATION - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
PRC statutory EIT rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	(270.00%)	0.00%	0.00%
Change in future tax rate (upon expiration of preferential rate)	0.00%	(1.00%)	0.00%
Change of prior year deferred tax assets	16.00%	(37.00%)	(11.00%)
Change of valuation allowance	174.00%	194.00%	(20.00%)
Income not subject to tax and non-deductible expenses, net	(2.00%)	16.00%	0.00%
Effect of expired net operating loss	57.00%	(197.00%)	6.00%
PRC withholding tax	0.00%	0.00%	0.00%
Effective EIT rate	0.00%	0.00%	0.00%